Long-term borrowings (Tables)	3 Months Ended
Mar. 31, 2025
Borrowings [abstract]
Schedule of borrowings
The following table represents borrowings from DoubleU Games as follows (in thousands):

	March 31, 2025	December 31, 2024
4.6% Senior Notes due to related party due May 27, 2026 (1)	$34,095	$34,014
(1) They extended three loans to us on May 25, 2018, August 27, 2018, and November 26, 2018 (collectively, the “4.6% Senior Notes”), and the aggregate outstanding principal amount as of March 31, 2025, was $34.1 million. In May 2024, a voluntary interest payment of $9.6 million was made, and the maturity of each note from a related party, originally due on May 27, 2024, was extended by two years to May 27, 2026, including the remaining outstanding principal amount under the 4.60% Senior Notes.